Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and equivalents	$ 4,802	$ 4,074
Accounts receivable	910	763
Current inventories	1,748	1,942
Other current assets	689	853
Total current assets	8,149	7,632
Non-current assets
Non-current portion of inventory	2,648	2,783
Equity in investees (note 12)	4,147	4,112
Property, plant and equipment	25,965	28,559
Intangible assets	148	148
Goodwill	3,097	3,097
Other assets	3,133	1,295
Total assets	47,287	47,626
Current liabilities
Accounts payable	1,464	1,613
Debt	73	24
Current income tax liabilities	505	545
Other current liabilities	493	460
Total current liabilities	2,535	2,642
Non-current liabilities
Debt	4,656	4,705
Provisions	1,942	1,962
Deferred income tax liabilities	3,544	3,887
Other liabilities	1,186	1,174
Total liabilities	13,863	14,370
Equity
Capital stock (note 14)	27,323	27,661
Deficit	(4,328)	(5,269)
Accumulated other comprehensive income	48	33
Other	1,786	1,865
Total equity attributable to Barrick Mining Corporation shareholders	24,829	24,290
Non-controlling interests (note 15)	8,595	8,966
Total equity	33,424	33,256
Contingencies and commitments (notes 5 and 17)
Total liabilities and equity	$ 47,287	$ 47,626